Financial instruments at fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Level 1
Forward contracts
Investment product
Level 2
Forward contracts	$ (196)	$ (327)
Investment product
Level 3
Forward contracts
Investment product	$ 391
Total
Forward contracts	(196)	$ (327)
Investment product	$ 391